Stockholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total Capital
Total Capital (to risk-weighted assets)	$ 24,033	$ 23,723
Total Capital (to risk-weighted assets) ratio	17.90%	17.40%
Minimum amount of capital for adequacy purposes	10,748	10,930
Minimum amount of capital for adequacy purposes, ratio	8.00%	8.00%
Minimum capital required to be well-capitalized under prompt corrective action provisions	13,436	13,663
Minimum capital required to be well-capitalized under prompt corrective action provisions, ratio	10.00%	10.00%
Tier 1 Capital (to risk-weighted assets)
Tier 1 Capital (to risk-weighted assets)	22,563	22,015
Tier 1 Capital (to risk-weighted assets) ratio	16.80%	16.10%
Minimum amount of Tier 1 Capital for adequacy purposes	5,374	5,465
Minimum amount of Tier 1 Capital for adequacy purposes, ratio	4.00%	4.00%
Minimum Tier 1 Capital required to be well-capitalized under prompt corrective action provisions	8,061	8,198
Minimum Tier 1 Capital required to be well-capitalized under prompt corrective action provisions, ratio	6.00%	6.00%
Tier 1 Capital (to average assets)
Tier 1 Capital (to average assets)	22,563	22,015
Tier 1 Capital (to average assets) ratio	10.80%	10.30%
Minimum amount of Tier 1 Capital for adequacy purposes	3,137	3,197
Minimum amount of Tier 1 Capital for adequacy purposes, ratio	1.50%	1.50%
Minimum Tier 1 Capital required to be well-capitalized under prompt corrective action provisions	$ 4,183	$ 4,263
Minimum Tier 1 Capital required to be well-capitalized under prompt corrective action provisions, ratio	2.00%	2.00%